Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Gryphon Digital Mining, Inc. [Member]
Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of computation of diluted income (loss)
Convertible Seed Series and Convertible Seed Series II preferred shares	5,370,977
Warrants to purchase common stock	1,006,857
Convertible notes payable and accrued interest	681,925
Unvested share grants	1,772,450
Total potential future shares	8,832,209